Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Schedule of transactions between related parties
Transactions with key management personnel
Key management personnel compensation comprises the following:

	2022	2021
	$	$
Salaries and short-term employee benefits	6,007	5,861
Share-based payments	71,286	23,895
	77,293	29,756
Other related party transactions

		Transaction value		Balance outstanding December 31,
		2022	2021	2022	2021
		$	$	$	$
Expenses – Travel	(i)	1,139	305	137	28
(i)In the normal course of operations, the Company receives services from a company owned by a shareholder of the Company. The services received consist of travel services.